Stockholders' Deficit - Schedule of Warrant Activity (Details)		12 Months Ended
	Oct. 23, 2025	Dec. 31, 2024 shares
Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Stockholders' equity note, stock split, conversion ratio	3
QT Imaging Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)		140,688
Exercised (in shares)		(5,440)
Terminated pursuant to business combination agreement (in shares)		(135,248)
Ending balance (in shares)		0